Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Millions	Total	Common shares	Common shares held in treasury, at cost	Additional paid-in capital	Accumulated other comprehensive income/(loss), net of tax	Retained earnings
Balance - beginning of period at Dec. 31, 2023		$ 1.2		$ 2,039.0	$ (27.0)	$ 436.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common shares			$ (38.7)
Share compensation expense				4.9
Shares withheld for employee taxes on restricted share unit vesting				(2.2)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	$ 4.7				4.7
Net income/(loss)	134.9					134.9
Cash dividends declared						(23.5)
Balance - end of period at Jun. 30, 2024	2,529.9	1.2	(38.7)	2,041.7	(22.3)	548.0
Balance - beginning of period at Mar. 31, 2024		1.2	(5.0)	2,042.1	(27.2)	506.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common shares			(33.7)
Share compensation expense				1.8
Shares withheld for employee taxes on restricted share unit vesting				(2.2)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	4.9				4.9
Net income/(loss)	53.7					53.7
Cash dividends declared						(11.7)
Balance - end of period at Jun. 30, 2024	2,529.9	1.2	(38.7)	2,041.7	(22.3)	548.0
Balance - beginning of period at Dec. 31, 2024	2,448.4	1.2	(105.5)	2,044.6	4.5	503.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares repurchased and retired		(0.2)		(216.1)
Retirement of treasury shares			105.5
Share compensation expense				2.9
Shares withheld for employee taxes on restricted share unit vesting				(0.2)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	28.2				28.2
Net income/(loss)	(22.8)					(22.8)
Cash dividends declared						(22.3)
Balance - end of period at Jun. 30, 2025	2,323.4	1.0	0.0	1,831.2	32.7	458.5
Balance - beginning of period at Mar. 31, 2025		1.1	(22.1)	1,940.5	22.0	449.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares repurchased and retired		(0.1)		(110.7)
Retirement of treasury shares			22.1
Share compensation expense				1.6
Shares withheld for employee taxes on restricted share unit vesting				(0.2)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	10.7				10.7
Net income/(loss)	19.7					19.7
Cash dividends declared						(11.1)
Balance - end of period at Jun. 30, 2025	$ 2,323.4	$ 1.0	$ 0.0	$ 1,831.2	$ 32.7	$ 458.5